Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net loss from continuing operations	$ (216,221)	$ (238,955)
Effect of exchange rate differences	(12,838)	11,230
Net comprehensive loss from continuing operations	(229,059)	(227,725)
Net comprehensive loss from discontinued operations	(5,786)	(51,382)
Net comprehensive loss	(234,845)	(279,107)
Less: Net comprehensive loss attributable to non-controlling interest	(11,217)	(4,629)
Net comprehensive loss attributable to Curaleaf Holdings, Inc.	$ (223,628)	$ (274,478)